Cover	6 Months Ended
Mar. 31, 2022
Cover [Abstract]
Entity Registrant Name	CYTTA CORP.
Entity Central Index Key	0001383088
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-0505761
Entity Address Address Line 1	5450 W Sahara Avenue, Suite 300A
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89146
City Area Code	702
Local Phone Number	900-7022